FEDERAL HOME LOAN BANK ADVANCES (Schedule of Payments Contractually Required) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Payments contractually required over the next five years
2014	$ 14,111	$ 11,425	$ 3,796
2015	2,385	2,763	2,948
2016	1,908	2,222	2,385
2017	1,505	1,779	1,908
2018	576	1,359	1,505
Thereafter	113	410	688
Total	$ 20,598	$ 19,958	$ 13,230	$ 17,672